Acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
Acquisitions
Summary of total consideration

(Thousands)
Cash paid to Cott Corporation	$397,878
Cash paid on behalf of sellers for sellers’ transaction expenses	5,241
Post-close working capital adjustments	(1,500)
Total Consideration	$401,619

Summary the purchase price allocation of the assets acquired, and liabilities assumed

(Thousands)	Acquired Value
Cash and cash equivalents	$8,282
Accounts receivable	57,818
Inventory	67,297
Prepaid expenses and other current assets	1,810
Property, plant and equipment	92,369
Goodwill	159,320
Intangible assets	142,920
Other assets	3,319
Accounts payable and accrued liabilities	(87,216)
Long-term debt	(147)
Deferred tax liabilities	(42,168)
Other long-term liabilities	(1,985)
Total	$401,619

Summary components of identified intangible assets

	Estimated Fair	Estimated Useful
(Thousands)	Market Value	Life
Customer relationships	$137,500	20 years
Trademark (Note 3)	5,200	Indefinite
Favorable lease asset	220	5 years
Total	$142,920

Summary of proforma results

Year Ended
(Thousands, except per unit amounts)	December 31, 2020
Revenue	$647,935
Net loss attributable to common shareholders	(138,896)
Net loss per common shareholder	(4.06)